Common Stock and Stock Plans, Stock Option Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 years
Incentive Compensation Plans [Member]
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	4.3
Options outstanding, aggregate intrinsic value	$ 890
Options outstanding, shares, beginning balance	306,770,791
Options granted, shares	953,308
Options, canceled or forfeited, shares	(11,457,278)
Options, Exercised, shares	(24,968,218)
Options outstanding, shares, ending balance	271,298,603
Options outstanding, weighted-average exercise price, beginning balance	$ 38.11
Options granted, weighted-average exercise price	$ 30.62
Options, canceled or forfeited, weighted-average exercise price	$ 73.47
Options, Exercised, weighted-average exercise price	$ 21.28
Options outstanding, weighted-average exercise price, ending balance	$ 38.14
Options exercisable and expected to be exercisable, shares	271,298,603
Options exercisable and expected to be exercisable, weighted-average exercise price	$ 38.14
Options exercisable and expected to be exercisable, weighted-average remaining contractual term (in yrs.)	4.3
Options exercisable and expected to be exercisable, aggregate intrinsic value	890
Options exercisable, shares	245,592,111
Options exercisable, weighted-average exercise price	$ 40.70
Options exercisable, weighted-average remaining contractual term (in yrs.)	4.1
Options exercisable, aggregate intrinsic value	529
PartnerShares Plan [Member]
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	0.2
Options outstanding, aggregate intrinsic value	17
Options outstanding, shares, beginning balance	8,474,545
Options, canceled or forfeited, shares	(137,253)
Options, Exercised, shares	(859,820)
Options outstanding, shares, ending balance	7,477,472
Options outstanding, weighted-average exercise price, beginning balance	$ 25.21
Options, canceled or forfeited, weighted-average exercise price	$ 24.94
Options, Exercised, weighted-average exercise price	$ 24.85
Options outstanding, weighted-average exercise price, ending balance	$ 25.25
Options exercisable, shares	7,477,472
Options exercisable, weighted-average exercise price	$ 25.25
Options exercisable, weighted-average remaining contractual term (in yrs.)	0.2
Options exercisable, aggregate intrinsic value	17
Director Awards [Member]
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	3.6
Options outstanding, aggregate intrinsic value	1
Options outstanding, shares, beginning balance	797,864
Options granted, shares	21,940
Options, canceled or forfeited, shares	(32,412)
Options, Exercised, shares	(65,960)
Options outstanding, shares, ending balance	721,432
Options outstanding, weighted-average exercise price, beginning balance	$ 29.10
Options granted, weighted-average exercise price	$ 28.68
Options, canceled or forfeited, weighted-average exercise price	$ 29.12
Options, Exercised, weighted-average exercise price	$ 23.90
Options outstanding, weighted-average exercise price, ending balance	$ 29.56
Options exercisable, shares	721,432
Options exercisable, weighted-average exercise price	$ 29.56
Options exercisable, weighted-average remaining contractual term (in yrs.)	3.6
Options exercisable, aggregate intrinsic value	$ 1